Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	84 Months Ended
	Nov. 10, 2032	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost		€ 273.4	€ 324.8	€ 266.6	€ 403.3
Financial assets at amortised cost		429.1	424.5
Financial assets at fair value through profit or loss		195.5	216.1
Financial liabilities at amortised cost		(3,085.1)	(3,031.7)
Financial assets (liabilities) at fair value through other comprehensive income		(95.8)	(126.7)
Total		(2,556.3)	(2,517.8)
Borrowing costs capitalised	€ 1.2
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		0.0	0.0
Financial liabilities		(103.5)	(131.6)
Financial Liabilities At Fair Value Through Other Comprehensive Income		(103.5)	(131.6)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(773.1)	(740.5)
Financial liabilities		(773.1)	(740.5)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(2,312.0)	(2,291.2)
Financial liabilities		(2,312.0)	(2,291.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets		7.7	4.9
Derivative financial assets held for hedging		7.7	4.9
Trade and other receivables excluding non-financial assets
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		351.2	315.8
Financial assets		351.2	315.8
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		77.9	108.7
Financial assets at fair value through profit or loss		195.5	216.1
Financial assets		€ 273.4	€ 324.8